Balance Sheets (Unaudited) (USD $)	Jun. 30, 2011	Dec. 31, 2010
CURRENT ASSETS
Cash	$ 165,886	$ 38,422
Prepaid expenses	22,742	7,563
TOTAL CURRENT ASSETS	188,628	45,985
PROPERTY & EQUIPMENT, at cost
Machinery & equipment	91,344	91,344
Computer equipment	31,046	28,716
Furniture & Fixtures	1,459	1,459
[PropertyPlantAndEquipmentGross]	123,849	121,519
Less accumulated depreciation	(54,443)	(45,800)
NET PROPERTY AND EQUIPMENT	69,406	75,719
OTHER ASSETS
Patents	39,448	37,114
TOTAL ASSETS	297,482	158,818
CURRENT LIABILITIES
Accounts payable	60,233	12,635
Accrued expenses	8,936	11,369
Accrued interest, notes payable	7,635	7,346
Note payable, investor		25,000
TOTAL CURRENT LIABILITIES	76,804	56,350
SHAREHOLDERS' EQUITY
Preferred Stock, $0.001 par value
Common Stock, $0.001 par value; 12,500,000 authorized common shares 5,920,229 and 5,120,229 shares issued and outstanding, respectively	5,920	5,120
Additional paid in capital	6,726,574	5,914,530
Accumulated deficit during the development stage	(6,511,816)	(5,817,182)
TOTAL SHAREHOLDERS' EQUITY	220,678	102,468
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 297,482	$ 158,818